Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Details) - Use Rights [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 10,502	$ 11,098
Less: accumulated amortization	2,198	2,070
Net carrying value	$ 8,304	$ 9,028